Consolidated Statements Of Operations And Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Feb. 03, 2018	Jan. 28, 2017	Jan. 30, 2016
Income Statement [Abstract]
Net income tax , post retirement medical plan	$ 204	$ 744	$ 717
Net income tax , unrealized gain on cash flow hedge	$ 0	$ 25	$ 424